UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Hendi Susanto
Chief Investment Officer	Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Portfolio Manager BS, University of Minnesota MS, Massachusetts Institute of Technology MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was 2.0%, compared with a total return of (5.7)% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 5.3%. The Fund’s NAV per share was $15.61, while the price of the publicly traded shares closed at $14.22 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Global Utility & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Utilities underperformed the rebounding S&P 500 Utility Index, which returned 16.9%. Ten consecutive Fed rate hikes (current overnight target of 5.0%-5.25%) since March of 2022 have yet to spoil the labor market, and inflation remains well above the Fed’s long-term 2.0% target. The S&P Utility and S&P 500 performance over the past six and eighteen months highlight the indecisive and “see-saw” nature of investor’s economic outlook. In 2022, the 20% utility outperformance (+1.6% vs. -18.1%) reflected expectations for a recession-driven decline in interest rates, which has yet to materialize. Despite a pause at its June 14, 2023 meeting, the FOMC indicates the potential for two more rate increases by year-end 2023. The expectation for higher rates for longer and ongoing economic strength led to Fear of Missing Out (FOMO) and investors shifted funds into growth, technology and cyclical sectors to the detriment of defensive sectors.

In the face of dramatic increases in short–term yields (0% to 5.5%) and the entire yield curve, utility stocks (-4.2%) slightly outperformed the S&P 500 (-4.3%) over the past eighteen months. The U.S. Treasury yield curve inversion continues to indicate an impending recession, which would likely lead to lower inflation and lower interest rates. Under either a recessionary or strong growth economy, utilities would expect to deliver positive earnings and dividend growth. Further, we believe that utilities are “winners” in the long-term energy transition, and the late 2022 Inflation Reduction Act (IRA) provides tax incentives for accelerated clean energy investment for decades to come.

Selected holdings that contributed positively to performance during the period ended June 30, 2023 were: Sony Group Corp. (1.4% of total investments as of June 30, 2023), which designs, develops, produces, and sells electronic equipment, instruments, and devices for the consumer, professional, and industrial markets in Japan, the United States, Europe, China, the Asia-Pacific, and internationally; Matthews International Corp. (0.7%), which provides brand solutions, memorialization products, and industrial technologies worldwide; and Otter Tail Corp. (0.7%), together with its subsidiaries, engages in electric utility, manufacturing, and plastic pipe businesses in the United States.

Some of our weaker performing securities were: National Fuel Gas Co. (2.1%), which operates as a diversified energy company. It operates through four segments: Exploration and Production, Pipeline and Storage, Gathering, and Utility; The AES Corp. (1.6%), which operates as a diversified power generation and utility company. It owns and/or operates power plants to generate and sell power to customers, such as utilities, industrial users, and other intermediaries; and NextEra Energy Partners LP (1.0%), which acquires, owns, and manages contracted clean energy projects in the United States.

Thank you for your investment in the The Gabelli Global Utility & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	Since Inception (5/28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	1.95%	0.52%	1.78%	3.78%	4.15%	5.59%
Investment Total Return (c)	5.26	(4.32)	2.43	4.40	4.78	5.40
S&P 500 Utilities Index	(5.69)	(3.68)	8.23	9.40	7.17	9.48
Lipper Utility Fund Average	(3.29)	(0.38)	6.68	7.51	6.39	8.84
S&P Global 1200 Utilities Index	0.96	2.92	7.77	7.78	3.93	7.74

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	23.5%
U.S. Government Obligations	20.0%
Telecommunications	8.7%
Food and Beverage	5.6%
Cable and Satellite	4.0%
Financial Services	3.6%
Services	3.2%
Natural Gas Utilities	3.2%
Natural Gas Integrated	2.9%
Electric Transmission and Distribution	2.8%
Diversified Industrial	2.8%
Alternative Energy	2.1%
Electronics	2.0%
Machinery	1.7%
Water	1.5%
Entertainment	1.5%
Wireless Communications	1.4%
Specialty Chemicals	1.4%
Automotive	1.1%
Oil	0.8%
Building and Construction	0.7%
Natural Resources	0.7%
Consumer Services	0.7%
Hotels and Gaming	0.6%
Business Services	0.6%
Aerospace	0.5%
Computer Software and Services	0.5%
Health Care	0.4%
Environmental Services	0.4%
Transportation	0.3%
Consumer Products	0.3%
Metals and Mining	0.3%
Independent Power Producers and Energy Traders	0.2%
Closed-End Funds	0.0%*
Computer Hardware	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 80.0%
	ENERGY AND UTILITIES — 43.4%
	Alternative Energy — 2.1%
	Non U.S. Companies
1,950	Brookfield Renewable Corp., Cl. A	$53,384	$61,464
8,500	Vestas Wind Systems A/S†	169,141	226,044

	U.S. Companies
36,814	NextEra Energy Partners LP	1,181,610	2,158,773
7,500	Ormat Technologies Inc.	353,159	603,450
400	SolarEdge Technologies Inc.†	41,986	107,620
		1,799,280	3,157,351
	Diversified Industrial — 2.1%
	Non U.S. Companies
20,000	Bouygues SA	688,316	671,306
19,000	Jardine Matheson Holdings Ltd.	1,047,026	962,350

	U.S. Companies
250	Chart Industries Inc.†	34,855	39,948
31,000	Flowserve Corp.	1,020,529	1,151,650
3,000	General Electric Co.	175,884	329,550
4,500	Mueller Water Products Inc., Cl. A	44,107	73,035
		3,010,717	3,227,839
	Electric Transmission and Distribution — 2.8%
	Non U.S. Companies
9,000	Algonquin Power & Utilities Corp.	69,720	74,391
1,700	Boralex Inc., Cl. A	34,193	46,287
28,000	Enel Chile SA, ADR	78,326	93,240
12,000	Fortis Inc.	380,825	517,139
1,050	Fortis Inc., New York	43,700	45,245
10,100	Landis+Gyr Group AG	646,633	866,633
1,100	Orsted AS	111,506	103,947
20,000	Redeia Corp. SA	227,553	335,762

	U.S. Companies
2,000	Consolidated Edison Inc.	91,134	180,800
350	Sempra Energy	52,206	50,957
33,000	Twin Disc Inc.†	318,465	371,580
5,500	Unitil Corp.	221,662	278,905
15,300	WEC Energy Group Inc.	646,415	1,350,072
		2,922,338	4,314,958
	Energy and Utilities: Integrated — 23.5%
	Non U.S. Companies
140,000	A2A SpA	257,158	255,581
10,000	Chubu Electric Power Co. Inc.	149,071	121,764
			Market
Shares		Cost	Value
152,000	Datang International Power Generation Co. Ltd., Cl. H	$59,610	$28,709
2,000	E.ON SE	20,087	25,490
14,000	E.ON SE, ADR	162,822	178,080
20,615	EDP - Energias de Portugal SA	83,630	100,688
9,000	EDP - Energias de Portugal SA, ADR	241,083	440,460
15,000	Electric Power Development Co. Ltd.	286,435	220,278
35,000	Emera Inc.	1,395,278	1,441,479
10,000	Endesa SA	227,012	214,421
157,000	Enel SpA	938,513	1,056,692
4,000	Eni SpA	66,742	57,537
7,000	Eni SpA, ADR	189,868	201,530
230,000	Hera SpA	479,975	683,157
15,000	Hokkaido Electric Power Co. Inc.†	118,706	61,541
22,000	Hokuriku Electric Power Co.†	180,494	118,206
560,000	Huaneng Power International Inc., Cl. H†	389,439	350,179
216,600	Iberdrola SA	1,682,161	2,824,429
1,800	Innergex Renewable Energy Inc.	25,131	16,767
36,000	Korea Electric Power Corp., ADR†	399,325	279,000
23,000	Kyushu Electric Power Co. Inc.†	253,125	146,724
12,000	Shikoku Electric Power Co. Inc.†	132,963	81,616
15,000	The Chugoku Electric Power Co. Inc.†	218,583	101,365
14,000	The Kansai Electric Power Co. Inc.	162,292	175,176
10,000	Tohoku Electric Power Co. Inc.†	121,745	61,693
2,000	Verbund AG	33,429	160,297

	U.S. Companies
1,500	ALLETE Inc.	55,390	86,955
900	Alliant Energy Corp.	47,059	47,232
18,500	Ameren Corp.	782,425	1,510,895
23,500	American Electric Power Co. Inc.	2,034,889	1,978,700
18,100	Avangrid Inc.	858,160	682,008
22,000	Avista Corp.	853,420	863,940
200	Badger Meter Inc.	23,705	29,512
600	Black Hills Corp.	15,133	36,156
500	CMS Energy Corp.	30,893	29,375
10,000	Dominion Energy Inc.	424,636	517,900
1,000	DTE Energy Co.	104,795	110,020

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
10,700	Duke Energy Corp.	$528,910	$960,218
500	Entergy Corp.	54,161	48,685
2,000	Eos Energy Enterprises Inc.†	21,190	8,680
17,000	Evergy Inc.	944,889	993,140
20,200	Eversource Energy	1,097,484	1,432,584
380,000	Gulf Coast Ultra Deep Royalty Trust	9,538	5,947
16,000	Hawaiian Electric Industries Inc.	419,560	579,200
10,000	MGE Energy Inc.	221,454	791,100
21,780	NextEra Energy Inc.	527,454	1,616,076
36,000	NiSource Inc.	282,621	984,600
11,000	NorthWestern Corp.	336,011	624,360
34,200	OGE Energy Corp.	422,943	1,228,122
13,500	Otter Tail Corp.	379,469	1,065,960
14,500	PG&E Corp.†	132,928	250,560
14,000	Pinnacle West Capital Corp.	674,487	1,140,440
25,794	PNM Resources Inc.	1,266,885	1,163,309
40,000	Portland General Electric Co.	1,650,225	1,873,200
9,900	PPL Corp.	293,275	261,954
15,000	Public Service Enterprise Group Inc.	547,138	939,150
120,000	The AES Corp.	1,638,979	2,487,600
19,000	The Southern Co.	597,707	1,334,750
18,500	Xcel Energy Inc.	341,939	1,150,145
		25,894,429	36,235,332
	Environmental Services — 0.4%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	37,424	29,600
15,476	Veolia Environnement SA	279,046	488,890

	U.S. Companies
2,640	SkyWater Technology Inc.†	23,192	24,869
		339,662	543,359
	Independent Power Producers and Energy Traders — 0.2%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	72,478	70,320

	U.S. Companies
3,000	NRG Energy Inc.	66,531	112,170
5,000	Vistra Corp.	124,035	131,250
		263,044	313,740
			Market
Shares		Cost	Value
	Machinery — 0.0%
	Non U.S. Companies
50	Accelleron Industries AG	$819	$1,197
1,750	Accelleron Industries AG, ADR	25,201	41,825
		26,020	43,022
	Natural Gas Integrated — 2.9%
	Non U.S. Companies
80,000	Snam SpA	288,733	417,886
900	TC Energy Corp.	47,367	36,369

	U.S. Companies
500	DT Midstream Inc.	18,197	24,785
32,000	Kinder Morgan Inc.	428,834	551,040
62,000	National Fuel Gas Co.	2,891,826	3,184,320
4,000	ONEOK Inc.	0	246,880
		3,674,957	4,461,280
	Natural Gas Utilities — 3.2%
	Non U.S. Companies
1,000	Engie SA	15,461	16,617
9,800	Engie SA, ADR	245,743	162,974
16,000	Italgas SpA	72,388	94,716
100,000	National Grid plc	1,185,877	1,321,435
13,700	National Grid plc, ADR	823,351	922,421

	U.S. Companies
6,000	Atmos Energy Corp.	148,311	698,040
1,500	Chesapeake Utilities Corp.	44,116	178,500
1,000	ONE Gas Inc.	30,631	76,810
20,000	Southwest Gas Holdings Inc.	1,135,628	1,273,000
2,000	Spire Inc.	70,415	126,880
		3,771,921	4,871,393
	Natural Resources — 0.7%
	Non U.S. Companies
14,000	Cameco Corp.	163,641	438,620
100	Linde plc	29,983	38,108

	U.S. Companies
6,800	APA Corp.	157,936	232,356
2,200	Diamondback Energy Inc.	100,488	288,992
		452,048	998,076
	Oil — 0.8%
	Non U.S. Companies
15,000	BP plc, ADR	477,802	529,350
10,000	Petroleo Brasileiro SA, ADR	83,744	138,300
7,700	Shell plc, ADR	323,542	464,926

	U.S. Companies
1,000	ConocoPhillips	28,509	103,610
		913,597	1,236,186

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services — 3.2%
	Non U.S. Companies
1,000	ABB Ltd.	$22,278	$39,305
35,000	ABB Ltd., ADR	676,207	1,373,750
23,000	Enbridge Inc.	485,412	854,450
5,000	First Sensor AG	158,174	318,630

	U.S. Companies
29,500	AZZ Inc.	1,095,352	1,282,070
8,000	Dril-Quip Inc.†	190,780	186,160
20,000	Halliburton Co.	359,542	659,800
12,500	MDU Resources Group Inc.	251,227	261,750
		3,238,972	4,975,915
	Water — 1.5%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	121,150
40,000	Fluence Corp. Ltd.†	9,946	4,796
2,000	Fluidra SA	24,136	38,912
33,000	Severn Trent plc	867,544	1,075,411
35,000	United Utilities Group plc	346,011	427,431

	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	23,610
5,000	California Water Service Group	70,680	258,150
6,500	Essential Utilities Inc.	77,877	259,415
1,000	Middlesex Water Co.	17,172	80,660
1,000	SJW Group	65,241	70,110
		1,558,122	2,359,645
	TOTAL ENERGY AND UTILITIES	47,865,107	66,738,096

	OTHER — 22.5%
	Aerospace — 0.5%
	Non U.S. Companies
50,000	Rolls-Royce Holdings plc†	87,288	95,917

	U.S. Companies
12,000	AAR Corp.†	338,309	693,120
		425,597	789,037
	Automotive — 1.1%
	Non U.S. Companies
350	Ferrari NV	13,357	113,823
80,000	Iveco Group NV†	481,167	720,367
40,000	Traton SE	784,532	855,501

	U.S. Companies
500	General Motors Co.	26,765	19,280
		1,305,821	1,708,971
			Market
Shares		Cost	Value
	Building and Construction — 0.7%
	Non U.S. Companies
500	Acciona SA	$25,414	$84,786
1,700	Sika AG	256,442	485,660

	U.S. Companies
5,000	Arcosa Inc.	151,414	378,850
3,125	Knife River Corp.†	110,511	135,938
		543,781	1,085,234
	Business Services — 0.6%
	Non U.S. Companies
45,000	JCDecaux SE†	1,055,074	896,639
160,000	Sistema PJSC FC, GDR†(a)	633,159	80,000
		1,688,233	976,639
	Computer Hardware — 0.0%
	U.S. Companies
300	Dell Technologies Inc., Cl. C	14,317	16,233

	Computer Software and Services — 0.5%
	Non U.S. Companies
550	Check Point Software Technologies Ltd.†	63,441	69,091
2,800	Prosus NV	255,401	205,045

	U.S. Companies
1,800	Global Payments Inc.	259,567	177,336
2,100	Kyndryl Holdings Inc.†	35,476	27,888
3,800	N-able Inc.†	46,603	54,758
500	Oracle Corp.	43,640	59,545
3,500	SolarWinds Corp.†	64,130	35,910
682	VMware Inc., Cl. A†	84,327	97,997
		852,585	727,570
	Consumer Products — 0.3%
	Non U.S. Companies
15,000	Essity AB, Cl. B	448,149	399,291
1,500	Salvatore Ferragamo SpA	24,778	24,683
		472,927	423,974
	Consumer Services — 0.7%
	U.S. Companies
200	Amazon.com Inc.†	29,650	26,072
23,500	Matthews International Corp., Cl. A	522,152	1,001,570
		551,802	1,027,642
	Diversified Industrial — 0.7%
	Non U.S. Companies
46,000	Ardagh Group SA†	781,996	432,400

	U.S. Companies
500	Corning Inc.	18,370	17,520
100	Roper Technologies Inc.	25,045	48,080

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
	U.S. Companies (Continued)
22,000	Trinity Industries Inc.	$462,401	$565,620
		1,287,812	1,063,620
	Electronics — 2.0%
	Non U.S. Companies
9,500	Kyocera Corp.	553,216	512,939
1,000	Signify NV	34,849	28,011
23,500	Sony Group Corp., ADR	1,023,787	2,115,940

	U.S. Companies
1,500	Advanced Micro Devices Inc.†	115,335	170,865
800	Axcelis Technologies Inc.†	59,404	146,664
2,817	Kimball Electronics Inc.†	60,834	77,833
1,000	Proto Labs Inc.†	45,745	34,960
50	Texas Instruments Inc.	8,808	9,001
100	Universal Display Corp.	17,200	14,413
		1,919,178	3,110,626
	Entertainment — 1.5%
	Non U.S. Companies
125,000	Grupo Televisa SAB, ADR	1,161,731	641,250
31,000	Manchester United plc, Cl. A	512,048	755,780
1,500	Naspers Ltd., Cl. N	272,365	270,891

	U.S. Companies
16,000	Fox Corp., Cl. B	521,550	510,240
4,500	Warner Bros Discovery Inc.†	46,935	56,430
		2,514,629	2,234,591
	Financial Services — 3.6%
	Non U.S. Companies
1,125	Brookfield Asset Management Ltd., Cl. A	5,535	36,709
4,500	Brookfield Corp.	30,053	151,425
55,000	Commerzbank AG	292,033	609,162
30,000	GAM Holding AG†	107,340	18,100
15,000	Janus Henderson Group plc	327,472	408,750
12,000	Kinnevik AB, Cl. A†	294,470	186,030
135,000	Orascom Financial Holding SAE†	17,937	1,328
100,000	Resona Holdings Inc.	498,027	478,395
30,000	UBS Group AG	352,414	608,100
24,000	UBS Group AG	284,454	485,202

	U.S. Companies
7,000	AllianceBernstein Holding LP	144,283	225,120
18,000	Bank of America Corp.	465,639	516,420
			Market
Shares		Cost	Value
16,000	The Bank of New York Mellon Corp.	$643,363	$712,320
1,000	The Goldman Sachs Group Inc.	165,142	322,540
21,000	UGI Corp.	880,131	566,370
3,500	Wells Fargo & Co.	101,388	149,380
		4,609,681	5,475,351
	Food and Beverage — 5.6%
	Non U.S. Companies
100	Chocoladefabriken Lindt & Spruengli AG	506,195	1,255,796
40,000	Davide Campari-Milano NV	194,979	553,893
7,300	Diageo plc, ADR	824,196	1,266,404
6,500	Fomento Economico Mexicano SAB de CV, ADR	507,899	720,460
6,000	Heineken NV	406,981	616,615
1,500	Kerry Group plc, Cl. A	172,246	144,939
4,000	Kikkoman Corp.	208,438	227,090
56,000	Maple Leaf Foods Inc.	1,159,360	1,094,003
10,000	Nestlé SA	718,339	1,202,167
2,000	Pernod Ricard SA	223,358	441,718
1,500	Remy Cointreau SA	175,817	240,528
1,000	Yakult Honsha Co. Ltd.	51,696	63,100

	U.S. Companies
10,000	McCormick & Co. Inc., Non-Voting	352,793	872,300
		5,502,297	8,699,013
	Health Care — 0.4%
	U.S. Companies
16,000	Pfizer Inc.	592,625	586,880

	Hotels and Gaming — 0.6%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	104,259
350,000	Mandarin Oriental International Ltd.†	577,699	577,500
350,000	The Hongkong & Shanghai Hotels Ltd.†	411,756	308,193
		1,132,519	989,952
	Machinery — 1.7%
	Non U.S. Companies
180,000	CNH Industrial NV	1,365,227	2,592,000

	Metals and Mining — 0.3%
	U.S. Companies
10,000	Freeport-McMoRan Inc.	311,109	400,000

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Specialty Chemicals — 1.4%
	Non U.S. Companies
4,500	Axalta Coating Systems Ltd.†	$110,050	$147,645
550	Givaudan SA	1,389,977	1,821,965

	U.S. Companies
300	Air Products and Chemicals Inc.	71,064	89,859
1,000	Rogers Corp.†	110,010	161,930
		1,681,101	2,221,399
	Transportation — 0.3%
	U.S. Companies
4,000	GATX Corp.	152,286	514,960

	TOTAL OTHER	26,923,527	34,643,692

	COMMUNICATIONS — 14.1%
	Cable and Satellite — 4.0%
	Non U.S. Companies
13,000	Cogeco Inc.	375,499	548,262
100,000	ITV plc	179,847	86,741
27,100	Liberty Global plc, Cl. A†	563,112	456,906
44,000	Liberty Global plc, Cl. C†	801,618	781,880
44,000	Liberty Latin America Ltd., Cl. A†	515,452	385,000
3,632	Liberty Latin America Ltd., Cl. C†	25,925	31,308
43,000	Rogers Communications Inc., Cl. B	1,821,207	1,962,520

	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,289	73,474
16,000	Comcast Corp., Cl. A	450,552	664,800
40,000	DISH Network Corp., Cl. A†	743,295	263,600
6,800	EchoStar Corp., Cl. A†	135,930	117,912
168	Liberty Broadband Corp., Cl. B†	8,321	12,709
87,000	WideOpenWest Inc.†	674,999	734,280
		6,338,046	6,119,392
	Telecommunications — 8.7%
	Non U.S. Companies
37,000	BCE Inc.	1,429,769	1,686,830
135,000	BT Group plc, Cl. A	438,827	209,769
44,000	Deutsche Telekom AG	786,512	959,104
56,000	Deutsche Telekom AG, ADR	915,070	1,223,600
12,000	Itissalat Al-Maghrib	192,671	115,885
465,000	Koninklijke KPN NV	1,371,180	1,658,717
94,000	Orange Belgium SA†	2,400,020	1,419,608
			Market
Shares		Cost	Value
5,000	Orange SA, ADR	$59,302	$58,200
27,000	Orascom Investment Holding, GDR†	20,022	378
60,000	Pharol SGPS SA†	9,134	2,593
15,000	Proximus SA	276,612	111,695
1,100	Swisscom AG	351,734	685,526
2,000	Swisscom AG, ADR	88,550	126,040
40,000	Telecom Italia SpA†	31,273	11,252
13,500	Telefonica Brasil SA, ADR	199,291	123,255
210,000	Telefonica Deutschland Holding AG	661,489	590,525
80,000	Telefonica SA, ADR	364,340	322,400
70,000	Telekom Austria AG	606,149	517,884
32,000	Telenet Group Holding NV	964,400	720,017
65,000	Telesat Corp.†	1,165,956	612,300
5,000	TELUS Corp.	77,636	97,301
10,000	VEON Ltd., ADR†	212,978	204,400

	U.S. Companies
7,000	AT&T Inc.	156,456	111,650
1,000	Cisco Systems Inc.	41,420	51,740
64,000	Lumen Technologies Inc.	863,008	144,640
100	Motorola Solutions Inc.	23,512	29,328
12,000	Shenandoah Telecommunications Co.	479,550	233,160
15,000	Telephone and Data Systems Inc.	175,288	123,450
1,000	T-Mobile US Inc.†	22,694	138,900
29,000	Verizon Communications Inc.	1,219,315	1,078,510
		15,604,158	13,368,657
	Wireless Communications — 1.4%
	Non U.S. Companies
3,000	America Movil SAB de CV, ADR†	43,419	64,920
5,000	Infrastrutture Wireless Italiane SpA	53,486	65,908
45,000	Millicom International Cellular SA, SDR†	1,101,132	687,808
6,000	Mobile TeleSystems PJSC, ADR†(a)	64,059	3,660
5,000	SK Telecom Co. Ltd., ADR	174,503	97,550
28,000	Turkcell Iletisim Hizmetleri A/S, ADR	157,148	99,960
80,000	Vodafone Group plc, ADR	1,466,239	756,000

	U.S. Companies
7,500	Anterix Inc.†	289,271	237,675
14,000	United States Cellular Corp.†	410,745	246,820

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
	U.S. Companies (Continued)
1,600	Vimeo Inc.†	$23,388	$6,592
		3,783,390	2,266,893
	TOTAL COMMUNICATIONS	25,725,594	21,754,942
	TOTAL COMMON STOCKS	100,514,228	123,136,730

	CLOSED-END FUNDS — 0.0%
10,000	Altaba Inc., Escrow†	0	23,400

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR† (a)	22,989	0

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	7,425	55,980

	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	0	1,197

	TOTAL ENERGY AND UTILITIES	7,425	57,177

	OTHER — 0.0%
	Diversified Industrial — 0.0%
	Non U.S. Companies
1,250	SDCL EDGE Acquisition Corp., expire 12/31/28†	451	150

	TOTAL WARRANTS	7,876	57,327
Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 20.0%
$31,105,000	U.S. Treasury Bills, 4.799% to 5.393%††, 07/13/23 to 12/28/23	$30,756,710	$30,760,053

TOTAL INVESTMENTS — 100.0%		$131,301,803	153,977,510

Other Assets and Liabilities (Net)			489,738

PREFERRED SHARES
(1,225,608 preferred shares outstanding)			(61,280,400)

NET ASSETS — COMMON SHARES
(5,968,911 common shares outstanding)			$93,186,848

NET ASSET VALUE PER COMMON SHARE
($93,186,848 ÷ 5,968,911 shares outstanding)			$15.61

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

CVR Contingent Value Right

GDR Global Depositary Receipt

SDR Swedish Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
North America	64.0%	$98,689,059
Europe	29.7	45,774,227
Japan	2.9	4,485,827
Asia/Pacific	1.8	2,707,739
Latin America	1.3	1,932,175
South Africa	0.2	270,891
Africa/Middle East	0.1	117,592
Total Investments	100.0%	$153,977,510

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $131,301,803)	$153,977,510
Cash	76,660
Foreign currency, at value (cost $15,954)	15,966
Dividends and interest receivable	585,030
Deferred offering expense	84,530
Prepaid expenses	984
Total Assets	154,740,680
Liabilities:
Distributions payable	34,016
Payable for investment advisory fees	63,485
Payable for payroll expenses	52,806
Payable for offering costs	35,494
Payable for accounting fees	7,500
Payable for legal and audit fees	34,760
Payable for shareholder communications	30,216
Payable for custodian fees	14,855
Other accrued expenses	300
Total Liabilities	273,432
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value per share, $0.001 par value, 1,200,000 shares authorized with 20,595 shares issued and outstanding)	1,029,750
Series B Cumulative Preferred Shares (4.000%, $50 liquidation value per share, $0.001 par value,1,370,433 shares authorized with 1,205,013 shares issued and outstanding)	60,250,650
Total Preferred Shares	61,280,400
Net Assets Attributable to Common Shareholders	$93,186,848

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$72,967,742
Total distributable earnings	20,219,106
Net Assets	$93,186,848

Net Asset Value per Common Share:
($93,186,848 ÷ 5,968,911 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$15.61

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $130,689)	$2,238,743
Interest	747,985
Total Investment Income	2,986,728
Expenses:
Investment advisory fees	390,736
Payroll expenses	73,672
Legal and audit fees	49,343
Shareholder communications expenses	37,856
Trustees’ fees	31,742
Accounting fees	22,500
Custodian fees	22,497
Shareholder services fees	20,502
Interest expense	31
Miscellaneous expenses	11,045
Total Expenses	659,924
Less:
Expenses paid indirectly by broker (See Note 5)	(1,222)
Net Expenses	658,702
Net Investment Income	2,328,026

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,411,873)
Net realized gain on foreign currency transactions	558
Net realized loss on investments and foreign currency transactions	(1,411,315)
Net change in unrealized appreciation/depreciation:
on investments	2,240,983
on foreign currency translations	5,228
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,246,211
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	834,896
Net Increase in Net Assets Resulting from Operations	3,162,922
Total Distributions to Preferred Shareholders	(1,224,565)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$1,938,357

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
Operations:
Net investment income	$2,328,026		$2,723,892
Net realized gain/(loss) on investments and foreign currency transactions	(1,411,315)		2,865,647
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,246,211		(23,637,499)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,162,922		(18,047,960)

Distributions to Preferred Shareholders from Accumulated Earnings	(1,224,565	)*	(2,461,586)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1,938,357		(20,509,546)

Distributions to Common Shareholders:
Accumulated earnings	(787,896	)*	(3,697,394)
Return of capital	(2,793,450	)*	(3,110,182)
Total Distributions to Common Shareholders	(3,581,346)		(6,807,576)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	—		9,463,248
Net increase in net assets from common shares issued upon reinvestment of distributions	—		31,744
Net increase in net assets from repurchase of preferred shares	1,257		36,489
Offering costs for common shares charged to paid-in capital	—		(315,000)
Net Increase in Net Assets from Fund Share Transactions	1,257		9,216,481

Net Decrease in Net Assets Attributable to Common Shareholders	(1,641,732)		(18,100,641)

Net Assets Attributable to Common Shareholders:
Beginning of year	94,828,580		112,929,221
End of period	$93,186,848		$94,828,580

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$15.89		$21.01	$19.47	$20.43	$18.75	$22.43
Net investment income	0.39		0.48	0.50	0.40	0.57	0.58
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.14		(3.77)	2.72	0.32	3.13	(2.15)
Total from investment operations	0.53		(3.29)	3.22	0.72	3.70	(1.57)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.21	)*	(0.19)	(0.26)	(0.42)	(0.29)	(0.12)
Net realized gain	—		(0.24)	(0.22)	—	(0.54)	(0.16)
Return of capital	—		—	—	(0.06)	—	—
Total distributions to preferred shareholders	(0.21)		(0.43)	(0.48)	(0.48)	(0.83)	(0.28)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.32		(3.72)	2.74	0.24	2.87	(1.85)

Distributions to Common Shareholders:
Net investment income	(0.13	)*	(0.28)	(0.25)	—	(0.27)	(0.49)
Net realized gain	—		(0.37)	(0.22)	—	(0.52)	(0.64)
Return of capital	(0.47	)*	(0.55)	(0.73)	(1.20)	(0.41)	(0.07)
Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.20)	(1.20)	(1.20)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		(0.15)	—	—	—	(0.55)
Increase in net asset value from common shares issued upon reinvestment of distributions	—		0.00 (b)	0.00 (b)	0.00 (b)	—	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.01	0.00 (b)	—	0.01	0.00 (b)
Offering expenses charged to paid-in capital	—		(0.06)	—	—	0.00 (b)	(0.08)
Total Fund share transactions	0.00	(b)	(0.20)	0.00 (b)	—	0.01	(0.63)

Net Asset Value Attributable to Common Shareholders, End of Period	$15.61		$15.89	$21.01	$19.47	$20.43	$18.75
NAV total return †	1.95%		(18.21)%	14.30%	2.33%	15.83%	(8.86)%
Market value, end of period	$14.22		$14.08	$21.05	$18.42	$18.88	$16.10
Investment total return ††	5.26%		(26.98)%	21.23%	4.86%	25.09%	(16.74)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$154,467		$156,134	$174,859	$169,245	$174,294	$165,875
Net assets attributable to common shares, end of period (in 000’s)	$93,187		$94,829	$112,929	$104,632	$109,681	$100,655
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	4.89	%(c)	2.75%	2.40%	2.29%	2.90%	2.73%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.39	%(c)	1.35%	1.39%	1.39%	1.33%	1.33%
Portfolio turnover rate	1%		6%	10%	27%	71%	13%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$1,030	$1,054	$1,626	$1,711	$1,711	$2,319
Total shares outstanding (in 000’s)	21	21	33	34	34	46
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$48.22	$48.08	$46.44	$45.94	$46.84	$49.10
Asset coverage per share (h)	$126.03	$127.34	$141.18	$130.97	$134.88	$127.17
Series B Preferred
Liquidation value, end of period (in 000’s)	$60,251	$60,251	$60,303	$62,901	$62,901	$62,901
Total shares outstanding (in 000’s)	1,205	1,205	1,206	1,258	1,258	1,258
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$50.08	$50.25	$51.67	$51.66	$52.15	$51.32
Asset coverage per share (h)	$126.03	$127.34	$141.18	$130.97	$134.88	$127.17
Asset Coverage (i)	252%	255%	282%	262%	270%	254%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the six months ended June 30, 2023 would have been 1.38%. For the years ended December 31, 2022, 2021, 2020, 2019, and 2018, there was no impact on the expense ratios.
(e)	The Fund incurred interest expense in all periods presented. During the years ended December 31, 2019 and 2018, if interest expense had not been incurred, the expense ratios would have been 1.32% and 1.31% attributable to common shares and 0.82% and 0.99% including the liquidation value of preferred shares, respectively. For the six months ended June 30, 2023, and the years ended December 31, 2022, 2021, and 2020, there was no impact on the expense ratios.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2023, and the years December 31, 2022, 2021, 2020, 2019, and 2018, would have been 0.85%, 0.83%, 0.89%, 0.82%, 0.83%, and 1.00%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) was organized on March 8, 2004 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Cable and Satellite	$6,106,683	$12,709	—	$6,119,392
Telecommunications	13,368,279	378	—	13,368,657
Wireless Communications	2,263,233	—	$3,660	2,266,893
Other
Business Services	896,639	—	80,000	976,639
Diversified Industrial	631,220	432,400	—	1,063,620
Other Industries (b)	32,603,433	—	—	32,603,433
Energy and Utilities (b)	66,738,096	—	—	66,738,096
Total Common Stocks	122,607,583	445,487	83,660	123,136,730
Closed-End Funds	—	23,400	—	23,400
Rights (b)	—	—	0	0
Warrants (b)	57,327	—	—	57,327
U.S. Government Obligations	—	30,760,053	—	30,760,053
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$122,664,910	$31,228,940	$83,660	$153,977,510

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2023, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the six months ended June 30, 2023, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2023 the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 4.000% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$1,602,951	$1,067,184
Net long term capital gains	2,094,443	1,394,402
Return of capital	3,110,182	—
Total distributions paid	$6,807,576	$2,461,586

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$132,498,412	$32,940,888	$(11,461,790)	$21,479,098

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,619,401 and $1,994,586, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $490 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,222.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $73,672 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund did not repurchase and retire any common shares in the open market.

On May 12, 2022, the Fund distributed one transferable right for each of the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of estimated offering expenses of $315,000. The NAV of the Fund decreased by $0.15 per share on the day the additional shares were issued due to the shares being issued below NAV.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2023 and the year ended December 31, 2022, transactions in common stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in offering	—	—	591,453	$9,463,248
Net increase in net assets from common shares issued upon reinvestment of distributions	—	—	1,628	$31,744
Net increase	—	—	593,081	$9,494,992

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2023, the Fund had an effective shelf registration authorizing the issuance of $141 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2023, and the year ended December 2022, the Fund repurchased and retired 492 and 11,442 of the Series A Preferred Shares in the open market at investments of $22,893 and $534,861 and at average discounts of approximately 6.96% and 6.53% from its liquidation preference.

The Series B Preferred pay distributions at the annualized rate of 4.00% on the $50 per share liquidation value. The Series B preferred may be put back to the Fund during the thirty day period prior to December 26, 2023 at the per share liquidation value of $50 plus any accumulated and unpaid dividends. Commencing on December 26, 2023, the Fund, at its option, may redeem the remaining Series B Preferred on the same terms.

On December 28, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred where shareholders properly submitted for redemption during the 30 day period prior to December 26, 2021 at their liquidation value of $50 per share plus any accumulated and unpaid dividends. On January 8, 2022, the fund repurchased 1,048 shares of Series B Preferred at their liquidation preference of $50 per share.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
A 3.800%	April 11, 2013	1,200,000	20,595	$70,286,465	Fixed Rate	3.800%	$543
B 4.000%	December 19, 2018	1,370,433	1,205,013	81,988,557	Fixed Rate	4.000%	$33,473

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Kuni Nakamura and Salvatore J. Zizza as Trustees of the Fund, with a total 5,056,115 votes and 5,032,707 votes cast in favor of these Trustees, and a total of 741,375 votes and 764,783 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Leslie F. Foley as a Trustee of the Fund, with 1,015,405 votes cast in favor of this Trustee and 10,711 votes withheld for this Trustee.

Calgary Avansino, James P. Conn, Vincent D. Enright, Michael J. Melarkey, and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 17, 2023, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods ended March 31, 2023 against a peer group of ten other utility and infrastructure funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one-, three-, five- and ten-year periods for the Adviser Peer Group and was in the third quartile for the one-, three- and ten-year periods and in the fourth quartile for the five-year period for the Lipper Peer Group. The Independent Board Members also noted, based on the Fund’s unique strategy, the difficulties associated with identifying peer group funds for comparison purposes. In this regard the Independent Board Members recalled the Fund’s comparative performance, on both an NAV and market price basis, against its benchmarks as set forth in the Fund’s 2022 annual report and considered the stronger performance the Fund experienced compared to these benchmarks as opposed to against the Adviser Peer Group and the Lipper Peer Group. Finally, the Independent Board Members discussed specific factors related to the Fund’s investment performance, including the economic factors that have impacted Fund performance, and noted that they had engaged in an extensive discussion with the Adviser on the Fund’s investment portfolio and the Fund’s absolute returns, as well as the Adviser’s outlook on the utilities industry and its plans and strategies to improve performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, but below average for the Lipper Peer Group, and the Fund’s size was below average within the applicable peer groups. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and an acceptable performance record within its relatively conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Leslie F. Foley
Attorney,
Addison Gallery of American Art

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Adam E. Tokar
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – N/A Preferred Series A – 100 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.52 Preferred Series B – N/A	Common – N/A Preferred Series A – 100 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 21,087 - 100 = 20,987 Preferred Series B – 1,205,013
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series A – 392 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.52 Preferred Series B – N/A	Common – N/A Preferred Series A – 392 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,987 - 392 = 20,595 Preferred Series B – 1,205,013
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,595 Preferred Series B – 1,205,013
Month #4 04/01/2023 through 04/30/2023	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,595 Preferred Series B – 1,205,013
Month #5 05/01/2023 through 05/31/2023	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,595 Preferred Series B – 1,205,013
Month #6 06/01/2023 through 06/30/2023	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 20,595 Preferred Series B – 1,205,013
Total	Common – N/A Preferred Series A – 492 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.52 Preferred Series B – N/A	Common – N/A Preferred Series A – 492 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.